Description of Organization and Business Operations (Details) - 3 - USD ($)																3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 20, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Oct. 07, 2023	Sep. 07, 2023	Sep. 06, 2023	Aug. 30, 2023	Aug. 17, 2023	Jun. 07, 2023	Mar. 06, 2023	Sep. 13, 2021	Sep. 07, 2021	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 16, 2022
Description of Organization and Business Operations [Line Items]
Common stock redeemed (in Shares)													21,151,393
Redemption payment									$ 19,208,848				$ 215,621,387						$ 19,208,848
Investment of cash into trust account	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000									$ 1,175,644	$ 80,000		560,000
Excise tax payable																$ 2,348,302			$ 2,348,302
Percentage of excise tax																1.00%			1.00%
Cash																$ 53,377	$ 50,931			$ 171,583
Working capital deficit																4,655,624			3,571,000
Issuance of ordinary shares to sponsor value																25,000
Loan payable																$ 163,000			$ 163,000
Repaid amount														$ 6,000	$ 157,000
Price of warrant (in Dollars per share)											$ 1					$ 11.5			$ 11.5
Promissory note principal amount											$ 480,000
Principal amount paid to sponsor											$ 480,000
Sponsor advance																$ 470,000			$ 420,000
Sponsor loaned																200,000			600,000
Outstanding due																800,000			600,000
Private Placement Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price of warrant (in Dollars per share)											$ 1
Unsecured Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount											$ 480,000
Capital Call [Member]
Description of Organization and Business Operations [Line Items]
Payments for fees										$ 1,000,000
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Redemption payment													$ 215,621,387
Investment of cash into trust account																$ 20,000			$ 20,000
Shares issued, price per share (in Dollars per share)									$ 0.02							$ 0.02		$ 0.02	$ 0.02
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Sponsor advance																$ 200,000
Sponsor loaned																			$ 600,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount											480,000
Sponsor advance											$ 480,000
Inflation Reduction Act 2022 [Member]
Description of Organization and Business Operations [Line Items]
Percentage of excise tax on repurchase of shares																					1.00%
Percentage of fair market value of shares																1.00%			1.00%
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock redeemed (in Shares)								1,847,662
Redemption payment								$ 19,208,848								$ 19,208,848
IPO [Member]
Description of Organization and Business Operations [Line Items]
Investment of cash into trust account									$ 20,000			$ 20,000				$ 241,200,000		$ 20,000	$ 241,200,000
Shares issued, price per share (in Dollars per share)									$ 0.02			$ 0.02				$ 10.05			$ 10.05
Cash																$ 53,377			$ 0